SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, equipment and software (Details)	12 Months Ended
Dec. 31, 2020
Machinery and laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years
Furniture and tools | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Furniture and tools | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Electronic equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years